Submission	Aug. 28, 2026
Submission [Line Items]
Central Index Key	0001786835
Registrant Name	Star Mountain Lower Middle-Market Capital Corp
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES